Segments (Tables)	6 Months Ended
Jun. 30, 2022
Segments [abstract]
Summary of reconciliation between IFRS and underlying income, expenses and net result
Reconciliation between IFRS-IASB and IFRS-EU income, expense and net result
6 month period
1 January to 30 June 2022 2021
in EUR million Income Expenses Taxation
Non-controlling
interests Net result 1 Income Expenses Taxation
Non-controlling
interests Net result 1
Net result IFRS-IASB attributable to equity holder of the parent
17,876 6,871 3,180 80 7,745 10,175 5,691 1,265 59 3,161
Remove impact of:
Adjustment of the EU 'IAS 39 carve out' 2 -8,594 0 -2,456 0 -6,139 -956 0 -260 0 -697
Result IFRS-EU 3 9,282 6,871 724 80 1,606 9,219 5,691 1,005 59 2,464
1. Net result, after tax and non-controlling interests.
2. ING prepares the Form 6-K in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out' version of IAS 39. For the IFRS-EU result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.
3. IFRS-EU figures are derived from figures according to IFRS-IASB by excluding the impact of adjustment of the EU 'IAS 39 carve-out'.

Schedule of ING Group total
ING Group Total
6 month period
1 January to 30 June 2022 2021
in EUR million
ING
Bank
Other

Total

ING Group
ING
Bank
Other

Total

ING Group
Income
– Net interest income 6,884 -4 6,880 6,852 6,853
– Net fee and commission income 1,822 -0 1,822 1,710 -0 1,710
– Total investment

and other income
576 4 580 653 4 656
Total income 9,282 9,282 9,215 4 9,219
Expenditure
– Operating expenses 5,678 5 5,682 5,553 6 5,560
– Addition to loan loss provisions 1,189 -0 1,189 131 -0 131
Total expenses 6,866 5 6,871 5,685 6 5,691
Result before taxation 2,416 -5 2,411 3,530 -2 3,528
Taxation 726 -1 724 1,005 1,005
Non-controlling interests 80 80 59 0 59
Net result IFRS-EU 1,610 -4 1,606 2,467 -2 2,464
Adjustment of the EU 'IAS 39 carve out' 6,139 6,139 697 697
Net result IFRS-IASB attributable to equity holder of the parent 7,749 -4 7,745 3,163 -2 3,161

Summary of segments banking by line of business
Segments by line of business

6 month period

1 January to 30 June 2022 2021
in EUR million
Retail
Netherlands
Retail

Belgium
Retail

Germany

Retail
Other

Wholesale
Banking
Corporate
Line Total
Retail
Netherlands
Retail

Belgium
Retail

Germany 1
Retail
Other
Wholesale
Banking
Corporate
Line
Total

Income
–

Net interest income
1,489 834 703 1,488 2,139 228 6,880 1,651 894 734 1,354 2,044 174 6,853
–

Net fee and commission income
433 258 249 279 605 -2 1,822 368 248 257 253 580 4 1,710
–

Total investment

and other income
222 117 102 -13 519 -367 580 119 99 45 122 267 5 656
Total income 2,144 1,209 1,054 1,755 3,262 -141 9,282 2,138 1,241 1,036 1,729 2,891 184 9,219
Expenditure
–

Operating expenses
1,015 1,022 595 1,269 1,524 258 5,682 1,181 912 604 1,174 1,452 237 5,560
–

Additions to loan loss provisions
-6 23 36 108 1,027 -0 1,189 -65 194 19 102 -119 131
Total expenses 1,009 1,045 631 1,377 2,551 258 6,871 1,116 1,107 623 1,276 1,333 237 5,691
Result before taxation 1,134 164 423 377 712 -400 2,411 1,022 134 413 454 1,558 -53 3,528
Taxation 301 49 83 139 188 -37 724 267 41 135 117 355 89 1,005
Non-controlling interests 0 2 59 19 0 80 0 2 46 10 -0 59
Net result IFRS-EU 833 115 338 180 504 -363 1,606 754 94 275 291 1,192 -142 2,464
Adjustment of the EU 'IAS 39 carve out' 6,139 6,139 697 697
Net result IFRS-IASB 833 115 338 180 6,643 -363 7,745 754 94 275 291 1,889 -142 3,161
1 Germany Including ING Austria (up to and including 2021, after which ING left the retail market).
2 Retail Other including Retail Banking Czech

Republic (up to and including 2021, after which ING left the retail market).

Summary of geographical segments banking
Geographical split of the segments

6 month period
1 January to 30 June 2022 2021
in EUR million
Netherlands Belgium Germany 1
Other
Challengers

Growth
Markets
Wholesale
Banking Rest
of World

Other Total Netherlands
Belgium

Germany 1
Other
Challengers 2,3
Growth
Markets

Wholesale
Banking Rest
of World 3 Other Total
–

Net interest income
1,887 1,017 940 893 947 972 223 6,880 2,023 1,072 1,010 936 749 888 175 6,853
– Net fee and commission
income
578 360 270 158 192 265 -2 1,822 518 356 263 159 163 248 4 1,710
–

Total investment

and
other income
432 165 131 32 65 119 -363 580 148 127 78 46 154 99 5 656
Total income 2,898 1,542 1,341 1,083 1,204 1,356 -141 9,282 2,688 1,554 1,350 1,141 1,066 1,235 184 9,219
Expenditure
–

Operating expenses
1,446 1,185 690 690 778 635 258 5,682 1,577 1,065 691 709 636 644 237 5,560
–

Additions to loan loss
provisions
127 155 438 42 108 318 -0 1,189 -51 139 43 55 45 -101 131
Total expenses 1,573 1,340 1,128 732 886 954 258 6,871 1,526 1,205 734 764 681 543 237 5,691
Result before taxation 1,324 201 214 351 318 402 -400 2,411 1,162 349 616 377 384 692 -53 3,528
Retail Banking 1,134 164 423 183 195 2,099 1,022 134 413 160 294 2,023
Wholesale Banking 190 37 -209 168 123 402 0 712 140 215 203 217 91 692 0 1,558
Corporate Line -400 -400 -53 -53
Result before taxation 1,324 201 214 351 318 402 -400 2,411 1,162 349 616 377 384 692 -53 3,528
Taxation 346 58 76 111 114 73 -54 724 298 92 186 116 83 143 87 1,005
Non-controlling interests 0 2 78 0 80 0 2 57 -0 59
Net result IFRS-EU 978 143 136 240 126 329 -346 1,606 864 257 428 261 245 549 -140 2,464
Adjustment of the EU 'IAS
39 carve out'
2,477 814 2,668 179 6,139 477 35 185 -1 697
Net result IFRS 3,454 957 2,804 419 126 329 -346 7,745 1,341 292 613 261 245 549 -140 3,161
1 Germany includes Wholesale Banking Austria. Also including Retail Banking in Austria, but only up to and including 2021, after which ING left the retail market.
2 Other Challengers includes Retail Banking Czech Republic (up to and including 2021, after which ING left the retail banking market).
3 As from 2022, Wholesale Banking Czech Republic is recorded in Wholesale Banking Rest of World (previously recorded in Other Challengers). Historical figures have been adjusted.